Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Class A
Trading Symbol	PTAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Other than the very front end of the yield curve, interest rates rose during the Fund’s fiscal year ended August 31, 2026 (the “fiscal year” or “period”). The  U.S. Treasury yield curve flattened with the 3-year point rising 0.83% while the 30-year point rose only 0.31%. Interest rates on treasury bills inside six months fell as the Federal Reserve (Fed) cut the Federal Funds Target Rate on three occasions early in the period for a total reduction of 0.75%. Interest rates were relatively stable during the first half of the fiscal year, but rose in the second half of the fiscal year as the U.S. conflict with Iran impacted energy prices, inflation remained elevated, and the Fed ceased its interest rate cutting cycle.
Credit spreads tightened modestly during the period interrupted only by a brief bout of widening following the onset of the U.S./Iran conflict in the middle of the fiscal year. Around that same time, there were also heightened concerns surrounding negative ramifications of Artificial Intelligence on software companies and private credit lenders. High-yield corporate (HY) spreads tightened 0.11% and ended the period at 2.61%. Investment grade corporate (IG) spreads tightened 0.01% to end the period at 0.78% (Source: Bloomberg).
Within sectors we term Interest Rate Defense, the Fund increased exposure to Asset Backed Securities (ABS), Non-Agency Commercial Mortgage-Backed Securities (CMBS), and HY Corporates. Yields from the 2-year to the 5-year part of the U.S. Treasury yield curve rose significantly during the period and these sectors are largely fixed rate bonds pricing off that part of the curve. HY bonds were also added opportunistically throughout the period, such as during the brief bout of volatility in the middle of the fiscal year. The Fund reduced its Collateralized Loan Obligations (CLOs), which are primarily floating rate securities, as well as Agency CMBS and Non-Agency Residential Mortgage-Backed Securities (RMBS), which benefit less from higher front-end interest rates.
Within sectors we term Interest Rate Offense, the Fund decreased its exposure to Tax-Exempt Municipal bonds as that sector rallied significantly and became less attractive relative to taxable alternatives. The Fund chose to add to 15- to 20-year U.S. Treasuries and IG Corporates. We find treasuries attractive with the 20-year U.S. Treasury approaching record high yield levels and spreads remaining relatively tight. However, opportunities did present themselves during the period to invest in reasonably priced corporate bonds with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑
Non-Agency Residential Mortgage-Backed Securities, High-Yield Corporates, Agency and Non-Agency Commercial Mortgage-Backed Securities, Collateralized Loan Obligations, Asset Backed Securities, and the Fund’s Investment Grade Corporate exposure to banks

Top Detractors
↓	U.S. Treasuries and Investment-Grade Corporates (primarily non-banks)
PERFORMANCE
The Fund’s underperformance relative to the Bloomberg U.S. Aggregate Bond Index (the “Index”) was driven by two primary factors. First, the Fund benefited from strong performance from less interest rate-sensitive sectors or what we term Interest Rate Defense. Non-Agency  RMBS, HY Corporates, Agency and Non-Agency  CMBS,  CLOs,  ABS, and the Fund’s IG Corporate exposure to banks all contributed meaningfully to the Fund’s outperformance. Despite these sectors being largely positioned on the front end of the U.S. Treasury yield curve where interest rates rose more meaningfully, higher coupon interest income, tighter credit spreads, and overall less interest rate sensitivity helped offset interest rate increases.
Second, the Fund’s more interest rate-sensitive sectors, or what we term Interest Rate Offense, were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rate movements were more muted relative to the intermediate part of the curve. This yield curve positioning and credit spread tightening led to outperformance within the Fund’s Tax-Exempt and Taxable Municipal bond allocations.
Detracting somewhat from performance were the Fund’s U.S.  Treasuries and IG Corporates (primarily non-banks), which have relatively long maturities and thus more interest-rate sensitivity, but also did not exhibit spread tightening to offset interest rate increases.
Of the major components of the Index, U.S.  Treasuries (approximately 46% of the Index) and IG Corporates (approximately 24% of the Index) detracted from Index performance. These sectors were more heavily weighted to the intermediate part of the U.S. Treasury yield curve where interest rate increases were more pronounced. While Agency Mortgage Backed Securities (MBS) (approximately 23% of the Index) were similarly more exposed to the intermediate part of the curve, the sector benefited from spread tightening that helped to offset interest rate moves.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class A (without sales charge)	2.59	0.43	2.15
Class A (with sales charge)	0.26	-0.02	1.85
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 10,359,939,823
Holdings Count | $ / shares	1,852
Advisory Fees Paid, Amount	$ 61,304,426
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$10,359,939,823
Number of Holdings	1,852
Net Advisory Fee	$61,304,426
Portfolio Turnover	35%
Average Credit Quality	A+
Effective Duration	6.72 years
30-Day SEC Yield	4.44%
30-Day SEC Yield Unsubsidized	4.44%
Weighted Average Life	12.92 years
Distribution Yield	4.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	7.8%
United States Treasury Strip Principal	5.4%
Freddie Mac Multifamily Structured Pass Through Certificates	3.0%
Benchmark Mortgage Trust	3.0%
BBCMS Trust	2.3%
Wells Fargo Commercial Mortgage Trust	2.2%
BANK	1.7%
BANK5 Trust	1.3%
BMO Mortgage Trust	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors	(%)
Mortgage Securities	26.2%
U.S. Municipal	21.1%
Asset Backed Securities	17.4%
Government	13.2%
Financials*	6.2%
Consumer Discretionary*	6.0%
Health Care*	3.1%
Industrials*	1.3%
Communication Services*	0.9%
Cash & Other	4.6%

Credit Breakdown**	(%)
AAA	22.2%
AA	41.7%
A	13.3%
BBB	11.2%
BB	6.4%
B	1.8%
CCC	1.0%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.3%
[1],[2]
Updated Prospectus Web Address	https://ptam.com/resources/
Class C
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Class C
Trading Symbol	PTCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.74%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Other than the very front end of the yield curve, interest rates rose during the Fund’s fiscal year ended August 31, 2026 (the “fiscal year” or “period”). The  U.S. Treasury yield curve flattened with the 3-year point rising 0.83% while the 30-year point rose only 0.31%. Interest rates on treasury bills inside six months fell as the Federal Reserve (Fed) cut the Federal Funds Target Rate on three occasions early in the period for a total reduction of 0.75%. Interest rates were relatively stable during the first half of the fiscal year, but rose in the second half of the fiscal year as the U.S. conflict with Iran impacted energy prices, inflation remained elevated, and the Fed ceased its interest rate cutting cycle.
Credit spreads tightened modestly during the period interrupted only by a brief bout of widening following the onset of the U.S./Iran conflict in the middle of the fiscal year. Around that same time, there were also heightened concerns surrounding negative ramifications of Artificial Intelligence on software companies and private credit lenders. High-yield corporate (HY) spreads tightened 0.11% and ended the period at 2.61%. Investment grade corporate (IG) spreads tightened 0.01% to end the period at 0.78% (Source: Bloomberg).
Within sectors we term Interest Rate Defense, the Fund increased exposure to Asset Backed Securities (ABS), Non-Agency Commercial Mortgage-Backed Securities (CMBS), and HY Corporates. Yields from the 2-year to the 5-year part of the U.S. Treasury yield curve rose significantly during the period and these sectors are largely fixed rate bonds pricing off that part of the curve. HY bonds were also added opportunistically throughout the period, such as during the brief bout of volatility in the middle of the fiscal year. The Fund reduced its Collateralized Loan Obligations (CLOs), which are primarily floating rate securities, as well as Agency CMBS and Non-Agency Residential Mortgage-Backed Securities (RMBS), which benefit less from higher front-end interest rates.
Within sectors we term Interest Rate Offense, the Fund decreased its exposure to Tax-Exempt Municipal bonds as that sector rallied significantly and became less attractive relative to taxable alternatives. The Fund chose to add to 15- to 20-year U.S. Treasuries and IG Corporates. We find treasuries attractive with the 20-year U.S. Treasury approaching record high yield levels and spreads remaining relatively tight. However, opportunities did present themselves during the period to invest in reasonably priced corporate bonds with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑
Non-Agency Residential Mortgage-Backed Securities, High-Yield Corporates, Agency and Non-Agency Commercial Mortgage-Backed Securities, Collateralized Loan Obligations, Asset Backed Securities, and the Fund’s Investment Grade Corporate exposure to banks

Top Detractors
↓	U.S. Treasuries and Investment-Grade Corporates (primarily non-banks)
PERFORMANCE
The Fund’s underperformance relative to the Bloomberg U.S. Aggregate Bond Index (the “Index”) was driven by two primary factors. First, the Fund benefited from strong performance from less interest rate-sensitive sectors or what we term Interest Rate Defense. Non-Agency  RMBS, HY Corporates, Agency and Non-Agency  CMBS,  CLOs,  ABS, and the Fund’s IG Corporate exposure to banks all contributed meaningfully to the Fund’s outperformance. Despite these sectors being largely positioned on the front end of the U.S. Treasury yield curve where interest rates rose more meaningfully, higher coupon interest income, tighter credit spreads, and overall less interest rate sensitivity helped offset interest rate increases.
Second, the Fund’s more interest rate-sensitive sectors, or what we term Interest Rate Offense, were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rate movements were more muted relative to the intermediate part of the curve. This yield curve positioning and credit spread tightening led to outperformance within the Fund’s Tax-Exempt and Taxable Municipal bond allocations.
Detracting somewhat from performance were the Fund’s U.S.  Treasuries and IG Corporates (primarily non-banks), which have relatively long maturities and thus more interest-rate sensitivity, but also did not exhibit spread tightening to offset interest rate increases.
Of the major components of the Index, U.S.  Treasuries (approximately 46% of the Index) and IG Corporates (approximately 24% of the Index) detracted from Index performance. These sectors were more heavily weighted to the intermediate part of the U.S. Treasury yield curve where interest rate increases were more pronounced. While Agency Mortgage Backed Securities (MBS) (approximately 23% of the Index) were similarly more exposed to the intermediate part of the curve, the sector benefited from spread tightening that helped to offset interest rate moves.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class C	1.82	-0.32	1.38
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 10,359,939,823
Holdings Count | $ / shares	1,852
Advisory Fees Paid, Amount	$ 61,304,426
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$10,359,939,823
Number of Holdings	1,852
Net Advisory Fee	$61,304,426
Portfolio Turnover	35%
Average Credit Quality	A+
Effective Duration	6.72 years
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%
Weighted Average Life	12.92 years
Distribution Yield	3.79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	7.8%
United States Treasury Strip Principal	5.4%
Freddie Mac Multifamily Structured Pass Through Certificates	3.0%
Benchmark Mortgage Trust	3.0%
BBCMS Trust	2.3%
Wells Fargo Commercial Mortgage Trust	2.2%
BANK	1.7%
BANK5 Trust	1.3%
BMO Mortgage Trust	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors	(%)
Mortgage Securities	26.2%
U.S. Municipal	21.1%
Asset Backed Securities	17.4%
Government	13.2%
Financials*	6.2%
Consumer Discretionary*	6.0%
Health Care*	3.1%
Industrials*	1.3%
Communication Services*	0.9%
Cash & Other	4.6%

Credit Breakdown**	(%)
AAA	22.2%
AA	41.7%
A	13.3%
BBB	11.2%
BB	6.4%
B	1.8%
CCC	1.0%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.3%
[3],[4]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	PTIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Other than the very front end of the yield curve, interest rates rose during the Fund’s fiscal year ended August 31, 2026 (the “fiscal year” or “period”). The  U.S. Treasury yield curve flattened with the 3-year point rising 0.83% while the 30-year point rose only 0.31%. Interest rates on treasury bills inside six months fell as the Federal Reserve (Fed) cut the Federal Funds Target Rate on three occasions early in the period for a total reduction of 0.75%. Interest rates were relatively stable during the first half of the fiscal year, but rose in the second half of the fiscal year as the U.S. conflict with Iran impacted energy prices, inflation remained elevated, and the Fed ceased its interest rate cutting cycle.
Credit spreads tightened modestly during the period interrupted only by a brief bout of widening following the onset of the U.S./Iran conflict in the middle of the fiscal year. Around that same time, there were also heightened concerns surrounding negative ramifications of Artificial Intelligence on software companies and private credit lenders. High-yield corporate (HY) spreads tightened 0.11% and ended the period at 2.61%. Investment grade corporate (IG) spreads tightened 0.01% to end the period at 0.78% (Source: Bloomberg).
Within sectors we term Interest Rate Defense, the Fund increased exposure to Asset Backed Securities (ABS), Non-Agency Commercial Mortgage-Backed Securities (CMBS), and HY Corporates. Yields from the 2-year to the 5-year part of the U.S. Treasury yield curve rose significantly during the period and these sectors are largely fixed rate bonds pricing off that part of the curve. HY bonds were also added opportunistically throughout the period, such as during the brief bout of volatility in the middle of the fiscal year. The Fund reduced its Collateralized Loan Obligations (CLOs), which are primarily floating rate securities, as well as Agency CMBS and Non-Agency Residential Mortgage-Backed Securities (RMBS), which benefit less from higher front-end interest rates.
Within sectors we term Interest Rate Offense, the Fund decreased its exposure to Tax-Exempt Municipal bonds as that sector rallied significantly and became less attractive relative to taxable alternatives. The Fund chose to add to 15- to 20-year U.S. Treasuries and IG Corporates. We find treasuries attractive with the 20-year U.S. Treasury approaching record high yield levels and spreads remaining relatively tight. However, opportunities did present themselves during the period to invest in reasonably priced corporate bonds with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑
Non-Agency Residential Mortgage-Backed Securities, High-Yield Corporates, Agency and Non-Agency Commercial Mortgage-Backed Securities, Collateralized Loan Obligations, Asset Backed Securities, and the Fund’s Investment Grade Corporate exposure to banks

Top Detractors
↓	U.S. Treasuries and Investment-Grade Corporates (primarily non-banks)
PERFORMANCE
The Fund’s underperformance relative to the Bloomberg U.S. Aggregate Bond Index (the “Index”) was driven by two primary factors. First, the Fund benefited from strong performance from less interest rate-sensitive sectors or what we term Interest Rate Defense. Non-Agency  RMBS, HY Corporates, Agency and Non-Agency  CMBS,  CLOs,  ABS, and the Fund’s IG Corporate exposure to banks all contributed meaningfully to the Fund’s outperformance. Despite these sectors being largely positioned on the front end of the U.S. Treasury yield curve where interest rates rose more meaningfully, higher coupon interest income, tighter credit spreads, and overall less interest rate sensitivity helped offset interest rate increases.
Second, the Fund’s more interest rate-sensitive sectors, or what we term Interest Rate Offense, were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rate movements were more muted relative to the intermediate part of the curve. This yield curve positioning and credit spread tightening led to outperformance within the Fund’s Tax-Exempt and Taxable Municipal bond allocations.
Detracting somewhat from performance were the Fund’s U.S.  Treasuries and IG Corporates (primarily non-banks), which have relatively long maturities and thus more interest-rate sensitivity, but also did not exhibit spread tightening to offset interest rate increases.
Of the major components of the Index, U.S.  Treasuries (approximately 46% of the Index) and IG Corporates (approximately 24% of the Index) detracted from Index performance. These sectors were more heavily weighted to the intermediate part of the U.S. Treasury yield curve where interest rate increases were more pronounced. While Agency Mortgage Backed Securities (MBS) (approximately 23% of the Index) were similarly more exposed to the intermediate part of the curve, the sector benefited from spread tightening that helped to offset interest rate moves.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	2.81	0.69	2.65
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 10,359,939,823
Holdings Count | $ / shares	1,852
Advisory Fees Paid, Amount	$ 61,304,426
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$10,359,939,823
Number of Holdings	1,852
Net Advisory Fee	$61,304,426
Portfolio Turnover	35%
Average Credit Quality	A+
Effective Duration	6.72 years
30-Day SEC Yield	4.80%
30-Day SEC Yield Unsubsidized	4.80%
Weighted Average Life	12.92 years
Distribution Yield	4.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	7.8%
United States Treasury Strip Principal	5.4%
Freddie Mac Multifamily Structured Pass Through Certificates	3.0%
Benchmark Mortgage Trust	3.0%
BBCMS Trust	2.3%
Wells Fargo Commercial Mortgage Trust	2.2%
BANK	1.7%
BANK5 Trust	1.3%
BMO Mortgage Trust	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors	(%)
Mortgage Securities	26.2%
U.S. Municipal	21.1%
Asset Backed Securities	17.4%
Government	13.2%
Financials*	6.2%
Consumer Discretionary*	6.0%
Health Care*	3.1%
Industrials*	1.3%
Communication Services*	0.9%
Cash & Other	4.6%

Credit Breakdown**	(%)
AAA	22.2%
AA	41.7%
A	13.3%
BBB	11.2%
BB	6.4%
B	1.8%
CCC	1.0%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.3%
[5],[6]
Updated Prospectus Web Address	https://ptam.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Performance Trust Municipal Bond Fund
Class Name	Class A
Trading Symbol	PTRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095. This report describes changes to the Fund that occurred subsequent to the reporting period.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the steepness of the yield curve during the Fund’s fiscal year ended August 31, 2026 (the “fiscal year”) (for example the 20-year point yields 0.91% more than the 10-year point), the Fund continues to overweight the 16- to 20-year area of the curve while holding very little exposure to the 5- to 10-year part of the curve. This approach focused on the highest yielding parts of the municipal benchmark curve along with the additional potential return derived from “rolling down” a portion of the yield that is very steep in relation to history.
Furthermore, considering the historically relative high yield environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call protection and price off a longer part of the yield curve.

Top Contributors
↑	Yield Curve Positioning, Bond Structure (more Call Protection), Longer Maturities
PERFORMANCE
The Fund posted a positive return for the fiscal year as rates rose across the AAA curve (all municipal bond yields quoted are  sourced from the MMD AAA scale) “flattened” with yields for maturities 15-years and less increasing while yields for maturities greater than 15-years decreased. Outperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) for the fiscal year can generally be attributed to the Fund’s differentiated yield curve positioning and higher allocation to bonds that carry more call protection and price off a longer part of the yield curve, making the Fund more responsive to movements in interest rates.
The “flattening” of the yield curve contributed to the Fund’s performance as yields decreased in the 16- to 20-year part of the yield curve where the Fund was overweight while yields rose in the area of the yield curve where the Fund had very little exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.19	0.15	1.77
Class A (with sales charge)	2.81	-0.31	1.54
Bloomberg Municipal Bond Index	4.12	0.54	1.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 757,190,943
Holdings Count | $ / shares	226
Advisory Fees Paid, Amount	$ 2,883,217
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$757,190,943
Number of Holdings	226
Net Advisory Fee	$2,883,217
Portfolio Turnover	34%
Average Credit Quality	AA
Effective Duration	6.91 years
30-Day SEC Yield	3.68%
30-Day SEC Yield Unsubsidized	3.68%
Weighted Average Life	8.11 years
Distribution Yield	3.70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	6.0%
Freddie Mac Multifamily ML Certificates	5.2%
Omaha Public Power District	2.1%
University of North Carolina at Chapel Hill	2.0%
Denver City & County School District No. 1	1.9%
Indianapolis Local Public Improvement Bond Bank	1.6%
Greater Orlando Aviation Authority	1.6%
Arapahoe County School District No 5 Cherry Creek	1.6%
San Diego Unified School District	1.5%
Central Puget Sound Regional Transit Authority	1.5%

Top Sectors	(%)
U.S. Municipal	88.4%
Mortgage Securities	6.7%
Cash & Other	4.9%

Credit Breakdown**	(%)
AAA	17.7%
AA	66.7%
A	8.8%
BBB	1.9%
BB	1.1%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	3.9%
[7]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PTIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095. This report describes changes to the Fund that occurred subsequent to the reporting period.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the steepness of the yield curve during the Fund’s fiscal year ended August 31, 2026 (the “fiscal year”) (for example the 20-year point yields 0.91% more than the 10-year point), the Fund continues to overweight the 16- to 20-year area of the curve while holding very little exposure to the 5- to 10-year part of the curve. This approach focused on the highest yielding parts of the municipal benchmark curve along with the additional potential return derived from “rolling down” a portion of the yield that is very steep in relation to history.
Furthermore, considering the historically relative high yield environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call protection and price off a longer part of the yield curve.

Top Contributors
↑	Yield Curve Positioning, Bond Structure (more Call Protection), Longer Maturities
PERFORMANCE
The Fund posted a positive return for the fiscal year as rates rose across the AAA curve (all municipal bond yields quoted are  sourced from the MMD AAA scale) “flattened” with yields for maturities 15-years and less increasing while yields for maturities greater than 15-years decreased. Outperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) for the fiscal year can generally be attributed to the Fund’s differentiated yield curve positioning and higher allocation to bonds that carry more call protection and price off a longer part of the yield curve, making the Fund more responsive to movements in interest rates.
The “flattening” of the yield curve contributed to the Fund’s performance as yields decreased in the 16- to 20-year part of the yield curve where the Fund was overweight while yields rose in the area of the yield curve where the Fund had very little exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.48	0.40	2.02
Bloomberg Municipal Bond Index	4.12	0.54	1.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 757,190,943
Holdings Count | $ / shares	226
Advisory Fees Paid, Amount	$ 2,883,217
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$757,190,943
Number of Holdings	226
Net Advisory Fee	$2,883,217
Portfolio Turnover	34%
Average Credit Quality	AA
Effective Duration	6.91 years
30-Day SEC Yield	4.01%
30-Day SEC Yield Unsubsidized	4.01%
Weighted Average Life	8.11 years
Distribution Yield	3.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	6.0%
Freddie Mac Multifamily ML Certificates	5.2%
Omaha Public Power District	2.1%
University of North Carolina at Chapel Hill	2.0%
Denver City & County School District No. 1	1.9%
Indianapolis Local Public Improvement Bond Bank	1.6%
Greater Orlando Aviation Authority	1.6%
Arapahoe County School District No 5 Cherry Creek	1.6%
San Diego Unified School District	1.5%
Central Puget Sound Regional Transit Authority	1.5%

Top Sectors	(%)
U.S. Municipal	88.4%
Mortgage Securities	6.7%
Cash & Other	4.9%

Credit Breakdown**	(%)
AAA	17.7%
AA	66.7%
A	8.8%
BBB	1.9%
BB	1.1%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	3.9%
[8]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Multisector Bond Fund
Class Name	Institutional Class
Trading Symbol	PTCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Multisector Bond Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
The Federal Reserve cut the Federal Funds Target Rate on three occasions early in the Fund’s fiscal year ended August 31, 2026 (the “fiscal year” or “period”), for a total reduction of 0.75%, bringing the targeted range to 3.50%-3.75%. Interest rates inside six months fell alongside the Fed’s rate cuts, while interest rates further out the curve rose over the course of the fiscal year. Interest rates were relatively stable during the first half of the fiscal year but rose in the second half as the  U.S. conflict with Iran impacted energy prices, inflation remained elevated, and the Fed ended its interest rate cutting cycle. Other than the very front end of the curve, interest rates rose during the period, with the U.S. Treasury yield curve flattening as the 3-year point rose 0.83% while the 30-year point rose only 0.31%.

Credit spreads tightened modestly during the period, interrupted by a bout of widening coinciding with the onset of the U.S./Iran conflict and heightened concerns surrounding the impact of Artificial Intelligence on software companies and private credit lenders. High yield corporate (HY) spreads and investment grade corporate (IG) spreads started the fiscal year at 2.72% and 0.79% respectively, reached respective annual highs of 3.35% and 0.93% in mid-March, and ended the fiscal year at 2.61% and 0.78% respectively.
The Fund increased its allocation to Asset Backed Securities (ABS),  Collateralized Loan Obligations (CLOs), Agency and Non-Agency CMBS, U.S. Treasuries, and Taxable Municipal debt. The Fund reduced its exposure to Cash,  Non-Agency Residential Mortgage-Backed Securities (RMBS), and Tax-Exempt Municipals. Corporate debt was also reduced over the fiscal year, despite some opportunistic buying activity amidst the volatility seen in March of 2026. The  CLOs, Commercial Mortgage-Backed Securities (CMBS), and ABS that the Fund added were primarily either short, or incorporated a ﬂoating rate, to offer greater protection against potential interest rate increases. The Fund’s focus on these shorter asset classes also comes from a desire to help minimize any price volatility that may occur in a spread widening environment.
The Fund was able to balance purchases in these more defensive sectors by adding what we term high-quality Interest Rate Offense, including Taxable Municipals and longer dated U.S. Treasuries, which, despite lower performance throughout the fiscal year, now have higher levels of starting rates, as well as a continued level of steepness seen in the longer segment of the yield curve. Due to the tight credit spreads broadly seen in the corporate space, the Fund has also lowered the percentage of High Yield (HY) Corporate Assets, choosing to increase the overall credit quality of the Fund, and skew shorter in duration within that sector. While we do not know when a credit event may occur, the amount of compensation offered to take on additional credit risk is lower than it has been historically, making higher credit quality assets (e.g., Treasuries, Taxable Municipals), from a relative value perspective, more attractive.

Top Contributors
↑
Investment Grade Corporate debt (in particular, Banks), Agency and Non-Agency Commercial Mortgage-Backed Securities, Collateralized Loan Obligations, Asset Backed Securities, Non-Agency Residential Mortgage-Backed Securities, High Yield Corporates

Top Detractors
↓	U.S. Treasuries and Tax-Exempt Municipals
PERFORMANCE
Investment Grade Corporate debt (in particular, Banks),  CMBS (both Agency and Non-Agency), CLOs,  ABS, Non-Agency  RMBS, HY  Corporates, and Taxable Municipals  all made strong contributions to the Fund’s outperformance. The CLO, ABS, and shorter CMBS and Corporate positions, due to their locations on the front end of the benchmark curve, saw price volatility mitigated.
For those assets priced longer on the curve (certain Corporate debt and Taxable Municipal debt), the higher starting levels of income that these securities held, in addition to marginal spread tightening, were able to offer a bulwark against the negative price impacts of higher benchmark rates. Due to the increase in the long end of the Treasury curve throughout the fiscal year, U.S. Treasury positions detracted from the Fund’s performance. The Fund’s relatively small exposure to Tax-Exempt Municipal debt also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2020)
Institutional Class	4.03	3.05	3.41
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	-0.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 493,632,595
Holdings Count | $ / shares	399
Advisory Fees Paid, Amount	$ 3,406,304
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$493,632,595
Number of Holdings	399
Net Advisory Fee	$3,406,304
Portfolio Turnover	31%
Average Credit Quality	BBB+
Effective Duration	4.64 years
30-Day SEC Yield	5.10%
30-Day SEC Yield Unsubsidized	5.09%
Weighted Average Life	10.25 years
Distribution Yield	5.48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	7.5%
Magnetite CLO Ltd.	3.3%
Exeter Automobile Receivables Trust	2.6%
Wells Fargo Commercial Mortgage Trust	2.3%
Benchmark Mortgage Trust	2.3%
Neuberger Berman CLO Ltd.	2.2%
Apidos CLO	2.0%
BANK	1.9%
BBCMS Trust	1.8%
ARES CLO	1.7%

Top Sectors	(%)
Asset Backed Securities	22.0%
Mortgage Securities	21.5%
Financials*	15.0%
Consumer Discretionary*	10.6%
U.S. Municipal	9.0%
Government	9.0%
Industrials*	2.8%
Communication Services*	1.9%
Technology*	1.7%
Cash & Other	6.5%

Credit Breakdown**	(%)
AAA	8.5%
AA	18.8%
A	11.0%
BBB	30.8%
BB	23.1%
B	5.1%
CCC	0.4%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	2.3%
[9],[10]
Updated Prospectus Web Address	https://ptam.com/resources/
Performance Trust Short Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Performance Trust Short Term Bond ETF
Class Name	Performance Trust Short Term Bond ETF
Trading Symbol	STBF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Short Term Bond ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Performance Trust Short Term Bond ETF	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR  AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
The Federal Reserve delivered three 25 basis point (0.25%) rate cuts in September, October, and December 2025 before holding the Fed Funds rate steady through the remainder of the Fund’s fiscal year ended August 31, 2026 (the “fiscal year” or “period”). Yields on U.S. Treasury bills (1-month through 6-month) fell in step with the realized cuts, while yields 1-year and beyond rose meaningfully, with the largest increases concentrated in the 2- to 7-year portion of the curve (up 0.70% to 0.83%). These moves dramatically changed the shape of the yield curve at the short end. At the start of the fiscal year, the front end of the yield curve was inverted. As of August 31, 2026, the curve was sloped upward across every maturity, and the 2-year/10-year spread compressed from 0.57% to 0.41%.
Credit spreads tightened modestly during the period, interrupted by a brief bout of widening following the onset of the U.S./Iran conflict in the middle of the fiscal year. Period over period, Investment Grade (IG) corporate credit spreads ended roughly flat (wider by approximately 0.01%), while High-Yield (HY) corporate credit spreads were tighter by approximately 0.11%.
The main changes in relative allocation were primarily in Asset Backed Securities (ABS), which grew from 13.60% of the Fund’s portfolio at the start of the fiscal year to 23.30% by fiscal year-end, and Non-Agency Commercial Mortgage-Backed Securities (CMBS), which fell from 25.4% of the portfolio to 18.5%. This pivot was primarily due to the changing shape of the yield curve over the fiscal year, and the horizon over which the Fund is managed. Yields from the 2-year to the 5-year part of the U.S. Treasury yield curve rose significantly during the period, dramatically changing the slope profile along the short end of the treasury curve. Because the Fund is generally managed with a one-year investment horizon, assets pricing on the shorter end of the yield curve (between 2 and 4 years) would benefit more from roll dynamics than slightly longer assets. The Fund’s ABS holdings, due to the shorter natures of their underlying collateral, price off a shorter segment of the treasury curve relative to the Non-Agency CMBS positions held. This positive slope dynamic of the shorter portion of the Treasury curve has led to more ABS structured credit relative to the slightly longer CMBS holdings.

Top Contributors
↑	High Yield Corporates, Investment Grade Corporates, Collateralized Loan Obligations, Non-Agency Commercial Mortgage-Backed Interest Only Securities, Asset-Backed Securities, and Agency CMBS

Top Detractors
↓	Longer-duration U.S. Treasuries
PERFORMANCE
The Fund outperformed both the Bloomberg U.S. Aggregate 1-3 Year Index (the “Index”) and the Morningstar Category  over the fiscal year. Outperformance was primarily driven by allocations to  HY  Corporates,  IG  Corporates, Collateralized Loan Obligations (CLOs), Non-Agency Commercial Mortgage-Backed Interest Only Securities (CMBS IOs),  ABS, and Agency CMBS, which benefited primarily from carry and credit spread tightening during the period. Certain longer-duration Treasury and Conduit CMBS positions detracted modestly from performance, due to their greater sensitivity to interest rate volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/08/2024)
Performance Trust Short Term Bond ETF NAV	4.04	5.37
Bloomberg U.S. Aggregate Bond Index	1.89	4.22
Bloomberg U.S. Aggregate 1-3 Year Index (USD)	2.77	4.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 74,537,346
Holdings Count | $ / shares	259
Advisory Fees Paid, Amount	$ 289,087
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$74,537,346
Number of Holdings	259
Net Advisory Fee	$289,087
Portfolio Turnover	39%
Average Credit Quality	A+
Effective Duration	2.42 years
30-Day SEC Yield	4.71%
30-Day SEC Yield Unsubsidized	4.71%
Weighted Average Life	4.28 years
Distribution Yield	4.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	11.0%
Federal Home Loan Mortgage Corp.	5.5%
Freddie Mac Multifamily Structured Pass Through Certificates	4.0%
GLS Auto Receivables Trust	3.3%
Santander Consumer USA Holdings, Inc.	3.2%
American Credit Acceptance Receivables Trust	3.2%
Exeter Automobile Receivables Trust	3.2%
Benchmark Mortgage Trust	2.7%
CPS Auto Trust	2.5%
Wells Fargo Commercial Mortgage Trust	2.2%

Top Sectors	(%)
Asset Backed Securities	40.6%
Mortgage Securities	28.6%
Government	11.5%
Financials*	7.1%
Consumer Discretionary*	3.7%
U.S. Municipal	2.2%
Health Care*	0.6%
Consumer Staples*	0.6%
Communications*	0.6%
Cash & Other	4.5%

Credit Breakdown**	(%)
AAA	29.2%
AA	33.6%
A	12.4%
BBB	14.6%
BB	7.0%
B	2.4%
CCC	0.1%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	0.7%
[11],[12]
Updated Prospectus Web Address	https://ptam.com/resources/

[1]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[8]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[9]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.